Leases (Details) - Schedule of maturity analysis of operating lease liabilities - Operating Lease Liability [Member] - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Leases (Details) - Schedule of maturity analysis of operating lease liabilities [Line Items]
2023		$ 706,931
2024	$ 420,427	418,005
2025	111,663	110,218
2026
2027
Thereafter
Total lease payments	884,894	1,235,154
Less: Imputed interest	(34,327)	(58,885)
Present value of lease liabilities	850,567	1,176,269
Less: operating lease liabilities, current	(587,140)	(625,048)
Operating lease liabilities, noncurrent	$ 263,427	$ 551,221